Prospectus Supplement

June 18, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2018

U.S. Real Estate Portfolio (Class I) (the "Fund")

The maximum expense ratio of the Class I shares and contractual advisory fee rate of the Fund have been decreased, effective July 1, 2018. Accordingly, effective July 1, 2018, the Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund (Class I)—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee*	0.70%
Distribution (12b-1) Fee	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses**	0.97%
Fee Waiver and/or Expense Reimbursement**	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.82%

The Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund (Class I)—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Real Estate Portfolio	$84	$294	$522	$1,176

The footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund (Class I)—Example" is hereby deleted in its entirety and replaced with the following:

*  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.

**  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.82%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The first sentence of the second paragraph of the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.82% of average daily net assets.

Please retain this supplement for future reference.

Prospectus Supplement

June 18, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2018

U.S. Real Estate Portfolio (Class II) (the "Fund")

The maximum expense ratio of the Class II shares and contractual advisory fee rate of the Fund have been decreased, effective July 1, 2018. Accordingly, effective July 1, 2018, the Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund (Class II)—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee*	0.70%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses**	1.22%
Fee Waiver and/or Expense Reimbursement**	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement**	1.07%

The Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Real Estate Portfolio	$109	$372	$656	$1,464

The footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

*  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.

**  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.07%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The first sentence of the second paragraph of the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.07% of average daily net assets.

Please retain this supplement for future reference.

Prospectus Supplement

June 18, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2018

Global Real Estate Portfolio (Class II) (the "Fund")

The maximum expense ratio of the Class II shares and contractual advisory fee rate of the Fund have been decreased, effective July 1, 2018. Accordingly, effective July 1, 2018, the Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund (Class II)—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee*	0.80%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.59%
Total Annual Fund Operating Expenses**	1.64%
Fee Waiver and/or Expense Reimbursement**	0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement**	1.25%

The Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Real Estate Portfolio	$127	$479	$855	$1,911

The footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

*  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.

**  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The first sentence of the second paragraph of the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.25% of average daily net assets.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

June 18, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated April 30, 2018

Global Real Estate Portfolio

U.S. Real Estate Portfolio (the "Funds")

The maximum expense ratio of each share Class and the contractual advisory fee rate of the Funds have been decreased, effective July 1, 2018. Accordingly, effective July 1, 2018, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fee and the maximum expense ratios for each Fund is hereby and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class II
Global Real Estate	0.80% of the daily net assets.	N/A	1.25%
U.S. Real Estate	0.70% of the portion of the daily net assets not exceeding $500 million; 0.65% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.60% of the portion of the daily net assets exceeding $1 billion.	0.82%	1.07%

Please retain this supplement for future reference.